Loans and Borrowings - Reconciliation of Financial Liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 1,853,038		€ 1,966,240
Changes from financing cash flows
Proceeds from loans and borrowings	634,524
Repayment of loans and borrowings	(1,296,032)		(52,782)		€ (9,516)
Interest (paid)/received	(90,765)		(111,986)
Payment of capitalized transaction cost	(3,955)
Total increase (decrease) in liabilities arising from financing activities	(756,228)		(164,768)
The effect of changes in foreign exchange rates	(14,668)		(69,860)
Interest expense	86,215		117,564
Amortization of capitalized transaction cost	26,528		3,862
Capitalized transaction cost not yet paid	(250)
Ending balance	1,194,635		1,853,038		1,966,240
Original EUR Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	379,197		379,750
Changes from financing cash flows
Repayment of loans and borrowings	(375,000)
Interest (paid)/received	(26,140)		(21,295)
Total increase (decrease) in liabilities arising from financing activities	(401,140)		(21,295)
Interest expense	21,943		20,742
Ending balance			379,197		379,750
New EUR Term Loan
Changes from financing cash flows
Proceeds from loans and borrowings	375,000
Total increase (decrease) in liabilities arising from financing activities	375,000
Interest expense	3,591
Ending balance	378,591
Original USD Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $		$ 748,444		$ 879,579
Changes from financing cash flows
Repayment of loans and borrowings | $		(730,836)		(52,782)
Interest (paid)/received | $		(37,391)		(68,195)
Total increase (decrease) in liabilities arising from financing activities | $		(768,227)		(120,977)
The effect of changes in foreign exchange rates | $		(6,573)		(71,711)
Interest expense | $		26,356		61,553
Ending balance | $				$ 748,444
New USD Term Loan
Changes from financing cash flows
Proceeds from loans and borrowings | $		259,524
Repayment of loans and borrowings | $		(90,196)
Interest (paid)/received | $		(2,689)
Total increase (decrease) in liabilities arising from financing activities | $		166,639
The effect of changes in foreign exchange rates | $		(8,573)
Interest expense | $		2,707
Ending balance | $		$ 160,773
Vendor Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	305,048		292,275
Changes from financing cash flows
Repayment of loans and borrowings	(100,000)
Interest (paid)/received	(2,049)
Total increase (decrease) in liabilities arising from financing activities	(102,049)
Interest expense	9,122		12,773
Ending balance	212,121		305,048		292,275
Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	437,873		437,873
Changes from financing cash flows
Interest (paid)/received	(22,496)		(22,496)
Total increase (decrease) in liabilities arising from financing activities	(22,496)		(22,496)
Interest expense	22,496		22,496
Ending balance	437,873		437,873		437,873
Amortized Transaction Costs of Loans and Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(17,524)		(23,237)
Changes from financing cash flows
Payment of capitalized transaction cost	(3,955)
Total increase (decrease) in liabilities arising from financing activities	(3,955)
The effect of changes in foreign exchange rates	478		1,851
Amortization of capitalized transaction cost	26,528		3,862
Capitalized transaction cost not yet paid	(250)
Ending balance	5,277		(17,524)		(23,237)
Amortized Transaction Costs of RCF
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(1,826)		(2,533)
Changes from financing cash flows
Payment of capitalized transaction cost	(1,508)
Total increase (decrease) in liabilities arising from financing activities	(1,508)
Amortization of capitalized transaction cost	1,881		707
Ending balance	(1,453)		(1,826)		€ (2,533)
Interest Cap
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,913)
Changes from financing cash flows
Interest (paid)/received	1,359
Total increase (decrease) in liabilities arising from financing activities	1,359
Changes in fair value	2,767		(2,913)
Interest expense	(1,359)
Ending balance	€ (146)		€ (2,913)